Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2021
Accounting Policies [Abstract]
Schedule of diluted and basic net loss per share of common stock
	Three Months Ended September 30, 2021	Nine Months Ended September 30, 2021
Common stock subject to possible redemption
Numerator: Earnings allocable to common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account	$1,853	$5,724
Net income attributable	$1,853	$5,724
Denominator: Weighted Average common stock subject to possible redemption
Basic and diluted weighted average shares outstanding, common stock subject to possible redemption	7,278,151	7,278,151
Basic and diluted net income per share, common stock subject to possible redemption	$0.00	$0.00

Non-Redeemable common stock
Numerator: Net Loss minus Net Earnings
Net loss	$(757,638)	$(910,588)
Less: Net income allocable to common stock subject to possible redemption	(1,853)	(5,724)
Non-Redeemable Net Loss	$(759,491)	$(916,312)
Denominator: Weighted Average Non-redeemable Common Stock
Basic and diluted weighted average shares outstanding, common stock	1,819,538	1,819,538
Basic and diluted net loss per share, common stock	$(0.42)	$(0.50)